SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenues resulting from transactions with a related party				$ 97,554
Cost of goods sold resulting from related parties				97,554
Amounts due from related parties						$ 76,619	$ 71,884
Amounts due to related parties						$ 529,060	5,000,803
Chengdu Wetouch Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues resulting from transactions with a related party				10,451
Cost of goods sold resulting from related parties				10,451
Meishan Vtouch Electronics Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Revenues resulting from transactions with a related party				87,103
Cost of goods sold resulting from related parties				$ 87,103
Related party transaction relationship				95% owned by Mr. Guangde Cai and 5% by Chengdu Wetouch		95% owned by Mr. Guangde Cai and 5% by Chengdu Wetouch
Amounts due to related parties						$ 68,402	397,947
Meishan Vtouch Electronics Technology Co., Ltd. [Member] | Sichuan Wetouch [Member]
Related Party Transaction [Line Items]
Revenues resulting from transactions with a related party							184,212
Vision Touch Technology AG [Member]
Related Party Transaction [Line Items]
Related party transaction relationship				100% owned by Mr. Yong Yang, Sales Director of Sichuan Wetouch		100% owned by Mr. Yong Yang, Sales Director of Sichuan Wetouch
Amounts due from related parties						$ 76,619	71,812
Chengdu Wetouch Technology Co., Ltd ("Chengdu Wetouch") [Member]
Related Party Transaction [Line Items]
Related party transaction relationship				94% owned by Mr. Guangde Cai & 2% by Mr. Shengyong Li		94% owned by Mr. Guangde Cai & 2% by Mr. Shengyong Li
Amounts due to related parties						$ 134,616	121,306
Chengdu Vtouch Intelligence Science And Technology Co Ltd. [Member]
Related Party Transaction [Line Items]
Related party transaction relationship				100% owned by HK Vtouch Holding Group Co., Ltd.		100% owned by HK Vtouch Holding Group Co., Ltd.
Amounts due to related parties
Mr. Guangde Cai [Member]
Related Party Transaction [Line Items]
Related party transaction relationship				Chairman and CEO of the Company		Chairman and CEO of the Company
Amounts due to related parties						$ 326,042	215,031
Mr. Shengyong Li [Member]
Related Party Transaction [Line Items]
Related party transaction relationship						General Manager of Sichuan Wetouch
Amounts due from related parties							72
Australia Vtouch Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	[1]					35.36% owned by Mr. Guangde Cai
Amounts due to related parties	[1]						4,233,949
Mr. Guangde Cai/Ms. Jiaying Cai/Mr. Shenyong Li [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[2]
Mr. Yong Yang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship						Sales Director of Sichuan Wetouch
Amounts due to related parties							$ 32,570

[1]	On November 24, 2020, the Company repaid in full RMB29.5 million (equivalent to US$4.2 million) including RMB11.9 million (equivalent to US$1.8 million) interest expenses at 8% per annum, provided by nine shareholders of Australian Vtouch Technology Co., Ltd, a related party for the working capital purposes.
[2]	For the year ended December 31, 2018, Sichuan Wetouch owed Mr. Guangde Cai, daughter of Mr. Guangde Cai, Ms. Jiaying Cai and Mr. Shengyong Li, the related parties of the Company, a total amount of approximately $14,000,000 (equivalent to RMB93.5 million). On July 19, 2016, pursuant to a share transfer agreement, HK Wetouch acquired 100% of Sichuan Wetouch with advances from Mr. Guangde Cai, Ms. Jiaying Cai and Mr. Shengyong Li in the total amount of approximately $14,000,000 (equivalent to RMB93.5 million). These advances were unsecured and non-interest bearing and due on demand. On September 30, 2019, Sichuan Wetouch made full repayment of the $14,000,000 to Mr. Guangde Cai, Ms. Jiaying Cai and Mr. Shengyong Li, respectively.